Machinery, Equipment and Improvements on Leased Assets - Summary of Net Balances of Machinery, Equipment and Improvements on Leased Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 1,905,684	$ 1,906,233	$ 1,655,688	$ 1,630,393
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	1,393,985	1,426,828	1,197,349
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	196,928	165,061	123,805
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	225,984	228,427	251,071
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	25,058	18,236	12,510
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	11,637	12,810	13,656
Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 52,092	$ 54,871	$ 57,297